INVENTORY (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Components of Inventory
The components of inventory at December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Raw materials	$58,261	$135,239
Work in process	48,011	54,556
Finished goods	67,545	68,333
Total	$173,817	$258,128